Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Cash, Dividend and Loans Restrictions, Shareholders' Equity and Accumulated Other Comprehensive Income, Net [Abstract]
Shareholders' Equity

Note N    Shareholders’ Equity

The Company has reserved 730,000 common shares for issuance in connection with an employee stock purchase plan and 742,500 common shares for issuance in connection with an employee profit sharing plan. At December 31, 2011 an aggregate of 626,899 shares and 172,949 shares, respectively, have been issued as a result of employee participation in these plans.

In December 2008, in connection with the Troubled Asset Relief Program (TARP) Capital Purchase Program, established as part of the Emergency Economic Stabilization Act of 2008, the Company issued to the U.S. Treasury Department (U.S. Treasury) 2,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (“Series A Preferred Stock”) with a par value of $0.10 per share and a 10-year warrant to purchase approximately 589,625 shares of common stock at an exercise price of $6.36 per share. The proceeds received were allocated to the preferred stock and additional paid-in-capital based on their relative fair values. The Series A Preferred Stock initially pays quarterly dividends at a five percent annual rate that increases to nine percent after five years on a liquidation preference of $25,000 per share. Upon the request of the U.S. Treasury, at any time, the Company has agreed to enter into a deposit arrangement pursuant to which the Series A Preferred Stock may be deposited and depository shares may be issued. The Corporation has registered the Series A Preferred Stock, the warrant, the shares of common stock underlying the warrant and the depository shares, if any, for resale under the Securities Act of 1933.

The fair value of the warrants were calculated using the following assumptions:

Risk free interest rate	2.17%
Expected life of options	10 years
Expected dividend yield	0.63%
Expected volatility	28%
Weighted average fair value	$5.30

Beginning in the third quarter of 2008, we reduced our dividend per share of our common stock to $0.01 and, as of May 19, 2009, we suspended the payment of dividends, as described below. On May 19, 2009, our board of directors decided to suspend regular quarterly cash dividends on our outstanding common stock and Series A Preferred Stock pursuant to a request from the Federal Reserve as a result of recently adopted Federal Reserve policies related to dividends and other distributions. On August 15, 2011, the Federal Reserve approved payment of deferred dividends on the Series A Preferred Stock. As a result, we remitted a payment of $6,614,000. As of December 31, 2011, dividend payments for Series A Preferred Stock are current.

A stock offering was completed during April of 2010 adding $50 million of Series B Mandatorily Convertible Nonvoting Preferred Stock (“Series B Preferred Stock”) as permanent capital, resulting in approximately $47.1 million in additional Tier 1 risk-based equity, net of issuance costs. The shares of Series B Preferred Stock were mandatorily convertible into common shares five days subsequent to shareholder approval, which was granted at the Company’s annual meeting on June 22, 2010. Upon the conversion of the Series B Preferred Stock, approximately 34,465,000 shares of the Company’s common stock were issued pursuant to the Investment Agreement, dated as of April 8, 2010 between the Company and the investors.

Holders of common stock are entitled to one vote per share on all matters presented to shareholders as provided in the Company’s Articles of Incorporation. The Company implemented a dividend reinvestment plan during 2007, issuing no shares from treasury stock during 2011 and approximately 10,000 shares from treasury stock during 2010.

A company that participates in the TARP must adopt certain standards for executive compensation, including (a) prohibiting “golden parachute” payments as defined in the Emergency Economic Stabilization Act of 2008 (EESA) to senior executive officers; (b) requiring recovery of any compensation paid to senior executive officers based on criteria that is later proven to be materially inaccurate; (c) prohibiting incentive compensation that encourages unnecessary and excessive risks that threaten the value of the financial institution, and (d) accepting restrictions on the payment of dividends and the repurchase of common stock. As of December 31, 2011, Seacoast believes it is in compliance with all TARP standards and restrictions.

Required Regulatory Capital

			Minimum for Capital Adequacy Purpose			Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio		Amount	Ratio
	(Dollars in thousands)
SEACOAST BANKING CORP (CONSOLIDATED)
At December 31, 2011:
Total Capital (to risk-weighted assets)	$230,303	18.77%	$98,124	≥	8.00%	N/A		N/A
Tier 1 Capital (to risk-weighted assets)	214,844	17.51	49,062	≥	4.00%	N/A		N/A
Tier 1 Capital (to adjusted average assets)	214,844	10.31	83,338	≥	4.00%	N/A		N/A
At December 31, 2010:
Total Capital (to risk-weighted assets)	$221,130	17.84%	$99,140	≥	8.00%	N/A		N/A
Tier 1 Capital (to risk-weighted assets)	205,364	16.57	49,570	≥	4.00%	N/A		N/A
Tier 1 Capital (to adjusted average assets)	205,364	10.25	80,092	≥	4.00%	N/A		N/A
SEACOAST NATIONAL BANK (A WHOLLY OWNED BANK SUBSIDIARY)
At December 31, 2011:
Total Capital (to risk-weighted assets)	$219,177	17.89%	$97,992	≥	8.00%	$122,490	≥	10.00%
Tier 1 Capital (to risk-weighted assets)	203,739	16.63	48,996	≥	4.00%	73,494	≥	6.00%
Tier 1 Capital (to adjusted average assets)	203,739	9.79	83,275	≥	4.00%	104,094	≥	5.00%
At December 31, 2010:
Total Capital (to risk-weighted assets)	$201,699	16.29%	$99,008	≥	8.00%	$123,761	≥	10.00%
Tier 1 Capital (to risk-weighted assets)	185,953	15.02	49,504	≥	4.00%	74,256	≥	6.00%
Tier 1 Capital (to adjusted average assets)	185,953	9.29	80,024	≥	4.00%	100,030	≥	5.00%

N/A — Not Applicable

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2011, that the Company meets all capital adequacy requirements to which it is subject.

The Company is well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Company must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth above. At December 31, 2011, the Company’s deposit-taking bank subsidiary met the capital and leverage ratio requirements for well capitalized banks.

The Office of the Comptroller of the Currency (“OCC”) and Seacoast National agreed by letter agreement that Seacoast National shall maintain specific minimum captial ratios, including a total risk-based capital ratio of 12.00 percent and a Tier 1 leverage ratio of 8.50 percent. The agreement with the OCC as to minimum capital ratios does not change the Bank's status as “well-capitalized” for bank regulatory purposes.